Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 8,552	$ 9,819
Restricted cash	511	397
Short-term deposits	4,042	22,384
Prepaid expenses and other current assets	1,089	2,211
Total current assets	14,194	34,811
LONG-TERM ASSETS:
Property and equipment, net	9,247	8,761
Operating lease right-of-use assets	2,431
Other long-term assets	99	663
Total long-term assets	11,777	9,424
Total assets	25,971	44,235
CURRENT LIABILITIES:
Current maturities of long-term debt	4,024
Accrued expenses and other current liabilities	2,429	3,940
Trade payables	1,141	4,136
Current maturities of operating lease liabilities	959
Total current liabilities	8,553	8,076
LONG-TERM LIABILITIES:
Long-term debt	7,574
Deferred revenues	2,548
Long-term operating lease liabilities	1,173
Other liabilities	294	199
Total long-term liabilities	11,589	199
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value - Authorized: 47,800,000 shares at December 31, 2022 and 2021; Issued and outstanding: 19,851,833 and 18,756,570 shares at December 31, 2022 and 2021, respectively
Additional paid-in capital	220,273	210,847
Accumulated deficit	(214,444)	(174,887)
Total shareholders’ equity	5,829	35,960
Total liabilities and shareholders’ equity	$ 25,971	$ 44,235